Investments - Schedule of Investments (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Long-Term Investments [Abstract]
Equity method investments		$ 846	$ 794
Public and Private equity investments	[1]	225	206
Debt investments		32	31
Warrants		0	14
Investments		$ 1,103	$ 1,045

[1]	Cumulative unrealized gains and losses on equity securities held as at December 31, 2025 were $19 million and $18 million [$29 million and $18 million as at December 31, 2024], respectively.